Share based payment (Narrative) (Details) ₪ / shares in Units, ₪ in Millions		1 Months Ended			12 Months Ended
	Aug. 07, 2025 ILS (₪) Share	Aug. 31, 2025 ILS (₪) Share	May 31, 2025 ILS (₪) Share ₪ / shares	Jul. 31, 2022 ILS (₪) Share ₪ / shares	Dec. 31, 2025 Share ₪ / shares	Dec. 31, 2024 Share ₪ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options grated to employees					275,000	0
Fair value of options at the time of grant | ₪				₪ 3.0
Exercise price of options outstanding | (per share)					₪ 53.51	₪ 49.16	$ 16.77	$ 16.77	₪ 49.88
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options grated to employees				164,000
Number of share options exercisable				164,000
Purchase one ordinary share | ₪ / shares				₪ 1
Exercise price of options to purchase ordinary shares | ₪ / shares				₪ 55.3
Fair value of options at the time of grant | ₪				₪ 3.0
Senior managers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options grated to employees			75,000
Number of share options exercisable			75,000
Purchase one ordinary share | ₪ / shares			₪ 1
Exercise price of options to purchase ordinary shares | ₪ / shares			₪ 53.51
Fair value of options at the time of grant | ₪			₪ 1.2
Mr. Joseph Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options grated to employees	100,000	100,000
Number of share options exercisable		100,000
Fair value of options at the time of grant | ₪	₪ 3.2	₪ 3.2
Mr. Zwi Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options grated to employees		200,000
Number of share options exercisable		200,000
Fair value of options at the time of grant | ₪	₪ 3.2	₪ 3.2
First Tranche [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life				3 years
First Tranche [Member] | Senior managers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life			3 years
First Tranche [Member] | Mr. Joseph Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life		3 years
First Tranche [Member] | Mr. Zwi Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life		3 years
Second Tranche [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life				4 years
Second Tranche [Member] | Senior managers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life			4 years
Second Tranche [Member] | Mr. Joseph Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life		4 years
Second Tranche [Member] | Mr. Zwi Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life		4 years
Third Tranche [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life				5 years
Third Tranche [Member] | Senior managers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life			5 years
Third Tranche [Member] | Mr. Joseph Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life		5 years
Third Tranche [Member] | Mr. Zwi Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Terms of stock option life		5 years
Bottom of range [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage				39.00%
Bottom of range [member] | Senior managers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage			39.00%
Bottom of range [member] | Mr. Joseph Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage		39.00%
Bottom of range [member] | Mr. Zwi Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage		39.00%
Top of range [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage				44.00%
Top of range [member] | Senior managers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage			44.00%
Top of range [member] | Mr. Joseph Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage		44.00%
Top of range [member] | Mr. Zwi Williger [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option standard deviation percentage		44.00%